Equity Awards and Warrants - Expense and unrecognized (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	May 31, 2023	May 31, 2022	Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 4,275	$ 6,239
Common stock warrants to purchase shares			71.1
Stock Options And Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested during the period, grant date fair value	4,900	3,900
Unrecognized compensation expense	$ 3,000
Weighted average period over which unrecognized compensation expense is expected to be recognized	1 year 1 month 6 days
Equity Instruments | General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 4,300	$ 6,200